Summary of Significant Accounting Policies - Summary of Commitments Related to Operating and Lease Liability Estimated (Details) - EUR (€) € in Thousands	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Right of use lease liabilities	€ 8,947	€ 4,791
Differences related to extension options for which the exercise is reasonably certain		5,264
Differences in the amounts retained for the calculation of commitments and lease liability		(396)
Expenses not included in the lease liability but included in the commitments		€ (190)
Undiscounted lease liability estimated under IFRS 16 at 1/1/2019	9,469
Impact of discount	€ (522)